Structuired Entities - Carrying amounts of assets & liabilities recognised in its financial statements relating to DBs interests (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Repackaging and Investment Entities [Member]
Assets [Abstract]
Cash and central bank balances	€ 0	€ 0
Interbank balances (w/o central banks)	63	(15)
Central bank funds sold and securities purchased under resale agreements	105	68
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	569	1,231
Trading assets	349	659
Positive market values from derivative financial instruments	175	538
Financial assets designated at fair value through profit or loss	44	34
Financial assets available for sale	0	62
Loans	146	157
Other assets	50	50
Total assets	934	1,554
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	120	354
Negative market values from derivative financial instruments	120	354
Other short-term borrowings	0	0
Total liabilities	120	354
Off-balance sheet exposure	0	0
Total	814	1,200
Size of structured entity	6,833	9,487
Third Party Funding Entities [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	0	0
Central bank funds sold and securities purchased under resale agreements	229	87
Securities borrowed	13	0
Total financial assets at fair value through profit or loss	4,057	3,068
Trading assets	3,490	2,309
Positive market values from derivative financial instruments	553	262
Financial assets designated at fair value through profit or loss	13	497
Financial assets available for sale	1,039	599
Loans	37,352	36,710
Other assets	192	40
Total assets	42,882	40,504
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	73	36
Negative market values from derivative financial instruments	73	36
Other short-term borrowings	0	0
Total liabilities	73	36
Off-balance sheet exposure	10,079	5,150
Total	52,888	45,619
Size of structured entity	90,664	65,234
Securitizations [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	0	0
Central bank funds sold and securities purchased under resale agreements	18	18
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	5,445	6,332
Trading assets	5,130	6,211
Positive market values from derivative financial instruments	105	111
Financial assets designated at fair value through profit or loss	210	10
Financial assets available for sale	384	271
Loans	18,533	20,219
Other assets	173	181
Total assets	24,552	27,022
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	41	27
Negative market values from derivative financial instruments	41	27
Other short-term borrowings	0	0
Total liabilities	41	27
Off-balance sheet exposure	9,256	10,591
Total	33,767	37,586
Size of structured entity	281,826	454,950
Funds [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	270	345
Central bank funds sold and securities purchased under resale agreements	1,827	3,113
Securities borrowed	11,065	11,643
Total financial assets at fair value through profit or loss	60,057	54,943
Trading assets	12,380	15,031
Positive market values from derivative financial instruments	8,670	7,587
Financial assets designated at fair value through profit or loss	39,007	32,326
Financial assets available for sale	730	1,008
Loans	18,050	19,604
Other assets	21,087	20,454
Total assets	113,085	111,111
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	13,486	11,036
Negative market values from derivative financial instruments	13,486	11,036
Other short-term borrowings	9,533	12,666	[1]
Total liabilities	23,019	23,702	[1]
Off-balance sheet exposure	10,048	11,448
Total	100,114	98,857	[1]
Size of structured entity	2,181,810	1,888,491
Total [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	333	331
Central bank funds sold and securities purchased under resale agreements	2,178	3,286
Securities borrowed	11,078	11,643
Total financial assets at fair value through profit or loss	70,128	65,576
Trading assets	21,349	24,210
Positive market values from derivative financial instruments	9,504	8,499
Financial assets designated at fair value through profit or loss	39,275	32,867
Financial assets available for sale	2,153	1,940
Loans	74,081	76,690
Other assets	21,502	20,726
Total assets	181,453	180,192
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	13,720	11,453
Negative market values from derivative financial instruments	13,720	11,453
Other short-term borrowings	9,533	12,666	[1]
Total liabilities	23,253	24,119	[1]
Off-balance sheet exposure	29,383	27,189
Total	187,583	183,262	[1]
Size of structured entity	€ 0	€ 0

[1]	comparative numbers adjusted to include the Other short-term borrowings